Loans, Allowance for Loan Losses and Credit Quality - Major Classifications of Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 751,315	$ 714,177	$ 618,042	$ 550,384
Allowance for loan losses	(7,104)	(6,577)	(5,870)	(4,881)	$ (4,007)
Net deferred loan fees and discounts	(2,389)	(2,915)		(3,263)
Net loans	$ 741,822	$ 704,685		$ 542,240
Total gross loans percentage	101.30%	101.30%		101.50%
Allowance for loan losses	(1.00%)	(0.90%)		(0.90%)
Net deferred loan fees and discounts	(0.30%)	(0.40%)		(0.60%)
Net loans percentage	100.00%	100.00%		100.00%
Home Equity Lines of Credit
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 41,905	$ 39,040	37,879	$ 35,833
Allowance for loan losses	$ (421)	$ (394)	(366)	(333)	(190)
Total gross loans percentage	5.60%	5.50%
Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 196,167	$ 184,926		$ 137,722
Total gross loans percentage	26.50%	26.20%		25.40%
Residential Real Estate | Closed-end 1-4 family - first lien
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 172,862	$ 162,249		$ 115,776
Total gross loans percentage	23.30%	23.00%		21.40%
Residential Real Estate | Closed-end 1-4 family - junior lien
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 6,576	$ 5,739		$ 4,969
Total gross loans percentage	0.90%	0.80%		0.90%
Residential Real Estate | Multi-family
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 16,729	$ 16,938		$ 16,977
Total gross loans percentage	2.30%	2.40%		3.10%
Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 237,566	$ 219,808		$ 181,225
Total gross loans percentage	32.00%	31.20%		33.40%
Commercial Real Estate | Nonfarm nonresidential
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 228,572	$ 209,391		$ 173,443
Total gross loans percentage	30.80%	29.70%		32.00%
Commercial Real Estate | Farmland
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 8,994	$ 10,417		$ 7,782
Total gross loans percentage	1.20%	1.50%		1.40%
Construction and Land Development
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 109,602	$ 102,110		$ 66,564
Total gross loans percentage	14.80%	14.50%		12.30%
Construction and Land Development | Residential
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 46,629	$ 39,680		$ 25,830
Total gross loans percentage	6.30%	5.60%		4.80%
Construction and Land Development | Other
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 62,973	$ 62,430		$ 40,734
Total gross loans percentage	8.50%	8.90%		7.50%
Commercial Loans
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 128,332	$ 134,426	122,826	$ 105,809
Allowance for loan losses	$ (1,566)	$ (1,375)	(1,197)	$ (954)	(829)
Total gross loans percentage	17.30%	19.10%		19.50%
Commercial Loans | Other commercial loans
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 105,012	$ 112,927		$ 95,896
Total gross loans percentage	14.20%	16.00%		17.70%
Commercial Loans | Agricultural
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 1,767	$ 1,743		$ 1,581
Total gross loans percentage	0.20%	0.20%		0.30%
Commercial Loans | State, county, and municipal loans
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 21,553	$ 19,756		$ 8,332
Total gross loans percentage	2.90%	2.90%		1.50%
Consumer Loans
Accounts Notes And Loans Receivable [Line Items]
Total gross loans	$ 37,743	$ 33,867	25,725	$ 23,231
Allowance for loan losses	$ (348)	$ (326)	$ (218)	$ (217)	$ (199)
Total gross loans percentage	5.10%	4.80%		4.30%
Home Equity Lines of Credit
Accounts Notes And Loans Receivable [Line Items]
Total gross loans		$ 39,040		$ 35,833
Total gross loans percentage		5.50%		6.60%